Disclosures Regarding Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosures Regarding Financial Instruments [Abstract]
Cash and cash equivalents, Carrying Amount	$ 998,054	$ 1,264,031	$ 965,823
Short-term investments, Carrying Amount		98,373
Accounts receivable, Carrying Amount	102,460	65,741
Long-term investments, Carrying Amount	107,277	151,191
Other long-term investments, Carrying Amount	317,325	191,816
Accounts payable and accrued liabilities, Carrying Amount	681,185	260,528
Amounts due under credit facilities, Carrying Amount	44,884	54,695
Rights offering derivative liability, Carrying Amount		766,238
Convertible credit facility, Carrying Amount	148,154	254,596
Interim funding facility, Carrying Amount	405,162
Cash and cash equivalents, Fair Value	998,054	1,264,031
Short-term investments, Fair Value		98,373
Accounts receivable, Fair Value	102,460	65,741
Long-term investments, Fair Value	230,894	280,181
Other long-term investments, Fair Value	317,325	191,816
Accounts payable and accrued liabilities, Fair Value	681,185	260,528
Amounts due under credit facilities, Fair Value	44,884	54,695
Rights offering derivative liability, Fair Value		766,238
Convertible credit facility, Fair Value	148,154	254,596
Interim funding facility, Fair Value	$ 405,162